Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	¥ 760,701	¥ 695,444	¥ 509,932
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	117,042	238,262	(102,983)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	58,635	67,603	(23,361)
Share of other comprehensive income of investments accounted for using the equity method	1,786	4,910	(1,550)
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(682)	(43)	279
Exchange differences on translating foreign operations	680,724	239,097	(293,201)
Share of other comprehensive income of investments accounted for using the equity method	77,447	27,350	(30,393)
Total other comprehensive income, net of tax	934,952	577,179	(451,209)
Comprehensive income for the year	1,695,653	1,272,623	58,723
Comprehensive income for the year attributable to:
Owners of the parent	1,619,997	1,214,757	24,287
Non-controlling interests	¥ 75,656	¥ 57,866	¥ 34,436